Dec. 07, 2016
TDAM 1- to 5-Year Corporate Bond Portfolio (First Prospectus Summary) | TDAM 1- to 5-Year Corporate Bond Portfolio
TDAM 1- to 5-Year Corporate Bond Portfolio

TD ASSET MANAGEMENT USA FUNDS INC.

TDAM Short-Term Bond Fund
TDAM Core Bond Fund
TDAM High Yield Bond Fund
TDAM Global Low Volatility Equity Fund
TDAM Target Return Fund
TDAM 1- to 5-Year Corporate Bond Portfolio
TDAM 5- to 10-Year Corporate Bond Portfolio

(each, a "Fund" and collectively, the "Funds")

Supplement dated December 7, 2016
to the Summary Prospectus of each Fund, each dated June 1, 2016, to the Prospectus (the "Prospectus") and
the Statement of Additional Information (the "SAI"),
each dated May 27, 2016

Effective December 7, 2016:

The "TDAM Short-Term Bond Fund" is renamed "TD Short-Term Bond Fund";

The "TDAM Core Bond Fund" is renamed "TD Core Bond Fund";

The "TDAM High Yield Bond Fund" is renamed "TD High Yield Bond Fund";

The "TDAM Global Low Volatility Equity Fund" is renamed "TD Global Low Volatility Equity Fund";

The "TDAM Target Return Fund" is renamed "TD Target Return Fund";

The "TDAM 1- to 5-Year Corporate Bond Portfolio" is renamed "TD 1- to 5-Year Corporate Bond Portfolio"; and

The "TDAM 5- to 10-Year Corporate Bond Portfolio" is renamed "TD 5- to 10-Year Corporate Bond Portfolio".

Accordingly, effective December 7, 2016, all references in the Prospectus and SAI to "TDAM Short-Term Bond Fund", "TDAM Core Bond Fund", "TDAM High Yield Bond", "TDAM Global Low Volatility Equity Fund", "TDAM Target Return Fund", "TDAM 1- to 5-Year Corporate Bond Portfolio" and "TDAM 5- to 10-Year Corporate Bond Portfolio" are replaced with "TD Short-Term Bond Fund", "TD Core Bond Fund", "TD High Yield Bond", "TD Global Low Volatility Equity Fund", "TD Target Return Fund", "TD 1- to 5-Year Corporate Bond Portfolio", and "TD 5- to 10-Year Corporate Bond Portfolio", respectively.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE